Related Party Transactions - Schedule of related party balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from NetEase Group	¥ 4,081	$ 625	¥ 14,930
Amounts due to NetEase Group	67,230	10,303	48,126
Short-term loans from NetEase Group	878,000	$ 134,559	878,000
NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts due from NetEase Group	4,081		14,930
Amounts due to NetEase Group	67,230		48,126
Short-term loans from NetEase Group	¥ 878,000		¥ 878,000